Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Non-current Assets
Advances for vessels additions	$ 5,420
Other assets	25,058	$ 14,864
Total	59,369	49,466
ZIM notes
Other Non-current Assets
Available for sale securities	21,044	21,093
HMM notes
Other Non-current Assets
Available for sale securities	$ 7,847	$ 13,509
ZIM | Equity participation
Other Non-current Assets
Equity participation ZIM			$ 0